Supplemental guarantor consolidated balance sheet (Detail) - CHF (SFr) SFr in Millions		Jun. 30, 2018		Mar. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Assets
Cash and balances at central banks		SFr 102,262		SFr 92,800		SFr 87,775	SFr 87,775
Loans and advances to banks		15,518		13,284		13,673	13,693
Receivables from securities financing transactions		76,450		77,016		84,674	89,633
Cash collateral receivables on derivative instruments		24,937		24,271		23,434	23,434
Loans and advances to customers		320,569		318,394		312,602	320,659
Other financial assets measured at amortized cost		21,072		19,235		18,375	36,935
Total financial assets measured at amortized cost		560,808		545,000		540,533	572,129
Financial assets at fair value held for trading		112,258		105,785		115,375	126,244
of which: assets pledged as collateral that may be sold or repledged by counterparties		36,580		34,536		35,363	35,363
Derivative financial instruments		121,605	[1],[2],[3]	113,334	[2]	118,229	118,229	[2]
Brokerage receivables		18,415		20,250		23,787
Financial assets at fair value not held for trading		92,875		97,213		78,566	58,556
Total		345,153		336,581		335,957	303,028
Financial assets measured at fair value through other comprehensive income		6,941		6,758		6,755	8,665
Investments in subsidiaries and associates		1,026					1,018
Property, equipment and software		8,216		8,015		7,985	7,985
Goodwill and intangible assets		6,391		6,235		6,398	6,398
Deferred tax assets		9,804		9,671		9,905	9,783
Other non-financial assets		6,956		6,984		7,358	7,358
Total assets		945,296	[4]	920,280		915,908	916,363	[4]
Liabilities
Amounts due to banks		10,242		9,024		7,533	7,533
Payables from securities financing transactions		10,130		9,167		11,963	17,044
Cash collateral payables on derivative instruments		31,843		29,426		30,247	30,247
Customer deposits		407,171		401,514		407,124	412,392
Funding from UBS Group AG and its subsidiaries		38,771		35,925		34,749	34,749
Debt issued measured at amortized cost		98,929	[5]	102,213	[5]	104,749	104,749	[5]
Other financial liabilities measured at amortized cost		7,187		6,372		7,482	37,133
Total financial liabilities measured at amortized cost		604,274		593,640		603,848	643,847
Financial liabilities at fair value held for trading		31,416		34,747		30,463	30,463
Derivative financial instruments		119,224	[1],[2],[3]	111,945	[2]	116,192	116,134	[2]
Brokerage payables designated at fair value		37,904		34,793		34,915
Debt issued designated at fair value		56,849		52,059		49,502	49,502
Other financial liabilities designated at fair value		37,342		34,438		21,300	16,223
Total financial liabilities measured at fair value through profit or loss		282,736		267,983		252,371	212,323
Provisions		3,084		2,999		3,158	3,084
Other non-financial liabilities		5,181		4,808		6,335	6,335
Total liabilities		895,275		869,430		865,711	865,588
Equity
Equity attributable to shareholders		49,961		50,788		50,141	50,718
Equity attributable to non-controlling interests		60		62		57	57
Total equity		50,021		50,850		50,174
Total liabilities and equity		945,296		SFr 920,280		SFr 915,908	916,363
Elimination entries
Assets
Cash and balances at central banks		0					0
Loans and advances to banks		(46,549)					(92,112)
Receivables from securities financing transactions		(56,651)					(63,404)
Cash collateral receivables on derivative instruments		(12,137)					(12,565)
Loans and advances to customers		(30,380)					(44,903)
Other financial assets measured at amortized cost		(3,350)					(3,291)
Total financial assets measured at amortized cost		(149,068)					(216,275)
Financial assets at fair value held for trading		(5,990)					(7,723)
of which: assets pledged as collateral that may be sold or repledged by counterparties		(28,497)					(32,877)
Derivative financial instruments		(34,542)					(34,004)
Brokerage receivables		(1)
Financial assets at fair value not held for trading		(8,470)					(2,481)
Total		(49,003)					(44,209)
Financial assets measured at fair value through other comprehensive income		0					(3,145)
Investments in subsidiaries and associates		(49,111)					(48,657)
Property, equipment and software		0					0
Goodwill and intangible assets		(58)					(58)
Deferred tax assets		52					0
Other non-financial assets		(8)					(98)
Total assets		(247,196)					(312,442)
Liabilities
Amounts due to banks		(92,543)					(92,631)
Payables from securities financing transactions		(56,661)					(63,404)
Cash collateral payables on derivative instruments		(12,132)					(12,565)
Customer deposits		12,930					(46,977)
Funding from UBS Group AG and its subsidiaries		0					0
Debt issued measured at amortized cost		(958)					(711)
Other financial liabilities measured at amortized cost		(3,204)					(3,303)
Total financial liabilities measured at amortized cost		(152,569)					(219,591)
Financial liabilities at fair value held for trading		(5,889)					(7,145)
Derivative financial instruments		(34,584)					(34,004)
Brokerage payables designated at fair value		(7)
Debt issued designated at fair value		(19)					(281)
Other financial liabilities designated at fair value		(4,687)					(2,481)
Total financial liabilities measured at fair value through profit or loss		(45,186)					(43,910)
Provisions		83					0
Other non-financial liabilities		(20)					(125)
Total liabilities		(197,691)					(263,626)
Equity
Equity attributable to shareholders		(49,505)					(48,816)
Total equity		(49,505)					(48,816)
Total liabilities and equity		(247,196)					(312,442)
UBS AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks		46,774					36,552	[6]
Loans and advances to banks		33,332					30,467	[6]
Receivables from securities financing transactions		53,612					61,200	[6]
Cash collateral receivables on derivative instruments		23,006					22,346	[6]
Loans and advances to customers		106,877					106,443	[6]
Other financial assets measured at amortized cost		4,927					17,020	[6]
Total financial assets measured at amortized cost		268,528					274,028	[6]
Financial assets at fair value held for trading		98,761					101,182	[6]
of which: assets pledged as collateral that may be sold or repledged by counterparties		56,093					58,524	[6]
Derivative financial instruments		116,798					114,044	[6]
Brokerage receivables		10,508
Financial assets at fair value not held for trading		46,134					34,100	[6]
Total		272,200					249,327	[6]
Financial assets measured at fair value through other comprehensive income		171					3,604	[6]
Investments in subsidiaries and associates		50,081					49,632	[6]
Property, equipment and software		6,491					6,384	[6]
Goodwill and intangible assets		293					294	[6]
Deferred tax assets		1,177					1,252	[6]
Other non-financial assets		4,584					5,049	[6]
Total assets		603,526					589,570	[6]
Liabilities
Amounts due to banks		32,508					24,361	[6]
Payables from securities financing transactions		39,644					48,161	[6]
Cash collateral payables on derivative instruments		28,423					27,768	[6]
Customer deposits		78,703					83,935	[6]
Funding from UBS Group AG and its subsidiaries		38,771					34,749	[6]
Debt issued measured at amortized cost		90,548					96,572	[6]
Other financial liabilities measured at amortized cost		4,552					28,443	[6]
Total financial liabilities measured at amortized cost		313,150					343,989	[6]
Financial liabilities at fair value held for trading		24,751					24,358	[6]
Derivative financial instruments		114,721					111,448	[6]
Brokerage payables designated at fair value		26,985
Debt issued designated at fair value		55,188					47,514	[6]
Other financial liabilities designated at fair value		13,110					6,018	[6]
Total financial liabilities measured at fair value through profit or loss		234,754					189,338	[6]
Provisions		983					1,057	[6]
Other non-financial liabilities		1,390					1,988	[6]
Total liabilities		550,277					536,372	[6]
Equity
Equity attributable to shareholders		53,249					53,198	[6]
Total equity		53,249					53,198	[6]
Total liabilities and equity		603,526					589,570	[6]
UBS Switzerland AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks		42,990					38,467	[6]
Loans and advances to banks		7,562					3,977	[6]
Receivables from securities financing transactions		30,111					34,830	[6]
Cash collateral receivables on derivative instruments		636					696	[6]
Loans and advances to customers		184,655					183,298	[6]
Other financial assets measured at amortized cost		9,799					10,342	[6]
Total financial assets measured at amortized cost		275,753					271,610	[6]
Financial assets at fair value held for trading		33					91	[6]
of which: assets pledged as collateral that may be sold or repledged by counterparties		0					0	[6]
Derivative financial instruments		4,431					4,123	[6]
Brokerage receivables		0
Financial assets at fair value not held for trading		9,702					12,768	[6]
Total		14,166					16,982	[6]
Financial assets measured at fair value through other comprehensive income		0					790	[6]
Investments in subsidiaries and associates		20					15	[6]
Property, equipment and software		149					92	[6]
Goodwill and intangible assets		0					0	[6]
Deferred tax assets		316					421	[6]
Other non-financial assets		1,625					1,714	[6]
Total assets		292,029					291,624	[6]
Liabilities
Amounts due to banks		20,389					20,728	[6]
Payables from securities financing transactions		2,794					1,644	[6]
Cash collateral payables on derivative instruments		22					60	[6]
Customer deposits		241,516					241,313	[6]
Funding from UBS Group AG and its subsidiaries		0					0	[6]
Debt issued measured at amortized cost		8,367					8,367	[6]
Other financial liabilities measured at amortized cost		1,582					1,416	[6]
Total financial liabilities measured at amortized cost		274,670					273,530	[6]
Financial liabilities at fair value held for trading		475					250	[6]
Derivative financial instruments		4,010					3,675	[6]
Brokerage payables designated at fair value		0
Debt issued designated at fair value		0					0	[6]
Other financial liabilities designated at fair value		0					0	[6]
Total financial liabilities measured at fair value through profit or loss		4,484					3,926	[6]
Provisions		134					145	[6]
Other non-financial liabilities		796					830	[6]
Total liabilities		280,084					278,430	[6]
Equity
Equity attributable to shareholders		11,945					13,194	[6]
Total equity		11,945					13,194	[6]
Total liabilities and equity		292,029					291,624	[6]
UBS Americas Inc. | Reportable legal entities
Assets
Cash and balances at central banks	[7]						3,100
Loans and advances to banks	[7]						4,712
Receivables from securities financing transactions	[7]						31,451
Cash collateral receivables on derivative instruments	[7]						2,129
Loans and advances to customers	[7]						51,743
Other financial assets measured at amortized cost	[7]						10,844
Total financial assets measured at amortized cost	[7]						103,979
Financial assets at fair value held for trading	[7]						6,720
of which: assets pledged as collateral that may be sold or repledged by counterparties	[7]						2,303
Derivative financial instruments	[7]						12,948
Financial assets at fair value not held for trading	[7]						3,363
Total	[7]						23,031
Financial assets measured at fair value through other comprehensive income	[7]						6,483
Investments in subsidiaries and associates	[7]						1
Property, equipment and software	[7]						979
Goodwill and intangible assets	[7]						4,880
Deferred tax assets	[7]						5,999
Other non-financial assets	[7]						256
Total assets	[7]						145,611
Liabilities
Amounts due to banks	[7]						3,160
Payables from securities financing transactions	[7]						14,924
Cash collateral payables on derivative instruments	[7]						2,215
Customer deposits	[7]						79,684
Funding from UBS Group AG and its subsidiaries	[7]						0
Debt issued measured at amortized cost	[7]						8
Other financial liabilities measured at amortized cost	[7]						7,788
Total financial liabilities measured at amortized cost	[7]						107,778
Financial liabilities at fair value held for trading	[7]						3,877
Derivative financial instruments	[7]						12,932
Debt issued designated at fair value	[7]						104
Other financial liabilities designated at fair value	[7]						0
Total financial liabilities measured at fair value through profit or loss	[7]						16,913
Provisions	[7]						1,682
Other non-financial liabilities	[7]						2,329
Total liabilities	[7]						128,702
Equity
Equity attributable to shareholders	[7]						16,909
Total equity	[7]						16,909
Total liabilities and equity	[7]						145,611
Other subsidiaries | Reportable legal entities
Assets
Cash and balances at central banks		12,498	[8]				9,656	[7]
Loans and advances to banks		21,173	[8]				66,649	[7]
Receivables from securities financing transactions		49,378	[8]				25,556	[7]
Cash collateral receivables on derivative instruments		13,433	[8]				10,828	[7]
Loans and advances to customers		59,417	[8]				24,078	[7]
Other financial assets measured at amortized cost		9,696	[8]				2,021	[7]
Total financial assets measured at amortized cost		165,595	[8]				138,787	[7]
Financial assets at fair value held for trading		19,454	[8]				25,974	[7]
of which: assets pledged as collateral that may be sold or repledged by counterparties		8,984	[8]				7,411	[7]
Derivative financial instruments		34,918	[8]				21,118	[7]
Brokerage receivables	[8]	7,909
Financial assets at fair value not held for trading		45,509	[8]				10,805	[7]
Total		107,790	[8]				57,897	[7]
Financial assets measured at fair value through other comprehensive income		6,770	[8]				933	[7]
Investments in subsidiaries and associates		36	[8]				27	[7]
Property, equipment and software		1,576	[8]				529	[7]
Goodwill and intangible assets		6,157	[8]				1,281	[7]
Deferred tax assets		8,258	[8]				2,110	[7]
Other non-financial assets		755	[8]				437	[7]
Total assets		296,938	[8]				202,001	[7]
Liabilities
Amounts due to banks		49,887	[8]				51,915	[7]
Payables from securities financing transactions		24,353	[8]				15,719	[7]
Cash collateral payables on derivative instruments		15,531	[8]				12,768	[7]
Customer deposits		74,022	[8]				54,438	[7]
Funding from UBS Group AG and its subsidiaries		0	[8]				0	[7]
Debt issued measured at amortized cost		973	[8]				514	[7]
Other financial liabilities measured at amortized cost		4,258	[8]				2,788	[7]
Total financial liabilities measured at amortized cost		169,023	[8]				138,142	[7]
Financial liabilities at fair value held for trading		12,079	[8]				9,122	[7]
Derivative financial instruments		35,078	[8]				22,082	[7]
Brokerage payables designated at fair value	[8]	10,926
Debt issued designated at fair value		1,680	[8]				2,165	[7]
Other financial liabilities designated at fair value		28,920	[8]				12,687	[7]
Total financial liabilities measured at fair value through profit or loss		88,683	[8]				46,056	[7]
Provisions		1,884	[8]				200	[7]
Other non-financial liabilities		3,015	[8]				1,313	[7]
Total liabilities		262,605	[8]				185,711	[7]
Equity
Equity attributable to shareholders		34,272	[8]				16,233	[7]
Equity attributable to non-controlling interests		60	[8]				57	[7]
Total equity		34,333	[8]				16,290	[7]
Total liabilities and equity		SFr 296,938	[8]				SFr 202,001	[7]

[1]
Derivative financial liabilities as of 30 June 2018 include CHF 0.0 billion related to derivative loan commitments (31 March 2018: CHF 0.1 billion; 31 December 2017: CHF 0.0 billion). No notional amounts related to these commitments are included in this table but they are disclosed within Note 15 under Loan commitments with a committed amount of CHF 8.1 billion as of 30 June 2018 (31 March 2018: CHF 3.9 billion; 31 December 2017: CHF 5.3 billion).

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

[3]
Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 30 June 2018 or 31 March 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 15 under Forward starting transactions.

[4]	Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.
[5]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[6]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the “UBS AG standalone financial information” section of this report for UBS AG standalone financial information prepared in accordance with Swiss GAAP. Refer to “Holding company and significant regulated subsidiaries and sub-groups” at www.ubs.com/investors for UBS Switzerland AG standalone interim financial statements prepared in accordance with Swiss GAAP.

[7]	Amounts presented in these columns serve as a basis for preparing UBS AG consolidated financial statements in accordance with IFRS.
[8]
Following the maturity of the remaining outstanding debt securities issued by PaineWebber in May 2018, we no longer present UBS Americas Inc. separately from other subsidiaries. The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.